Deferred Revenue (Schedule Of Deferred Revenue) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Revenue [Abstract]
Deferred revenue on time charters	$ 17,779	$ 10,696
Deferred interest on lease receivable	17,981
Deferred revenue	35,760	10,696
Current portion	(23,257)	(10,696)
Deferred revenue, total	$ 12,503